Consolidated Balance Sheets - Class of Stock [Domain] - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 42,598,816	$ 29,817,507	$ 18,927,927
Restricted cash	1,000,000	1,000,000	500,000
Accounts receivable (net of allowance of $4,349,650 at March 31, 2015 and $4,029,669 at December 31, 2014)	19,565,184	27,362,216	44,688,470
Bunker inventory	13,792,771	15,601,659	21,072,192
Advance hire, prepaid expenses and other current assets	3,051,757	6,568,234	12,877,771
Vessels held for sale, net	3,741,375	4,523,804	0
Total current assets	83,749,903	84,873,420	98,066,360
Fixed assets, net	268,963,912	207,667,613	197,153,889
Investment in newbuildings in-process	15,296,477	38,471,430	31,900,000
Other noncurrent assets	1,310,216	1,450,802	3,253,022
Total assets	369,320,508	332,463,265	330,373,271
Current liabilities
Accounts payable, accrued expenses and other current liabilities	28,656,068	40,201,794	45,878,378
Related party debt	61,723,711	59,102,077	7,616,248
Deferred revenue	8,284,176	11,748,926	16,155,498
Current portion long-term debt	22,359,868	17,807,674	16,065,483
Line of credit	3,000,000	3,000,000	3,000,000
Dividend payable	12,724,825	12,824,825	23,177,503
Total current liabilties	136,748,648	144,685,296	111,893,110
Secured long-term debt, net	$ 122,728,090	87,430,416	83,302,421
Related party long-term debt, net		$ 0	$ 17,303,918
Commitments and contingencies
Convertible redeemable preferred stock of Bulk Partners (Bermuda) Ltd., net of issuance costs ($1,000 par value, 112,500 shares authorized, 0 and 89,114 shares issued and outstanding at December 31, 2014 and 2013, respectively		$ 0	$ 103,236,399
Stockholders' equity:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized and no shares issued or outstanding	$ 0	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized 34,756,980 shares issued and outstanding at March 31, 2015 and December 31, 2014	3,476	3,476	1,342
Additional paid-in capital	134,122,003	133,955,445	85,987
Accumulated deficit	(28,542,798)	(36,142,727)	(5,933,870)
Total Pangaea Logistics Solutions Ltd. equity	105,582,681	97,816,194	(5,846,541)
Non-controlling interests	4,261,089	2,531,359	20,483,964
Total stockholders' equity	109,843,770	100,347,553	14,637,423
Total liabilities and stockholders' equity	$ 369,320,508	$ 332,463,265	$ 330,373,271